Summary of Significant Plan Provisions (Narrative) (Details) - EPB 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Description of Plan [Line Items]
Age for eligibility	18 years 6 months
Age for catch-up contributions	50 years
Deferral increase rate	1.00%
Employer contribution, matching percentage	3.00%
Discretionary contributions	$ 0	$ 0
Note receivable from participant, account, minimum borrowing, amount	1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, percent	50.00%
Employee Benefit Plan, Payment Of Benefits, Account, Age For In Service Withdrawals	59 years 6 months
Vested balance amount for automatic distribution	$ 5,000
Minimum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Deferral rate of eligible employee enrolled in plan	3.00%
Note receivable from participant note term	1 year
Maximum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Deferral rate of eligible employee enrolled in plan	5.00%
Note receivable from participant note term	5 years
Note receivable from participant note term for primary residence	15 years